Debt - Term Loan Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 158,223	$ 165,288
Term loan, due 2023 (as amended)
Debt Instrument [Line Items]
Remainder of 2021	3,757
2022	3,758
2023	150,708
Total	$ 158,223	$ 159,058